Segment Information (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2023		2022		2021
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$21,198.2	$1,029.2	$17,744.7	$734.1	$16,881.0	$992.1
Direct	25,015.1	1,828.2	20,135.5	769.4	18,492.3	619.2
Total Personal Lines[1]	46,213.3	2,857.4	37,880.2	1,503.5	35,373.3	1,611.3
Commercial Lines	9,898.7	123.0	9,088.3	810.3	6,945.2	767.8
Property[2]	2,551.4	28.1	2,270.0	(238.4)	2,042.5	(312.3)
Other indemnity[3]	1.0	(16.2)	2.7	(11.4)	7.7	(1.4)
Total underwriting operations	58,664.4	2,992.3	49,241.2	2,064.0	44,368.7	2,065.4
Fees and other revenues[4]	889.1	NA	722.1	NA	691.8	NA
Service businesses	310.1	(38.9)	299.3	2.6	271.4	18.6
Investments[5]	2,244.9	2,218.7	(651.9)	(676.2)	2,370.1	2,344.6
Interest expense	NA	(268.4)	NA	(243.5)	NA	(218.6)
Property - Goodwill impairment[2]	NA	0	NA	(224.8)	NA	0
Consolidated total	$62,108.5	$4,903.7	$49,610.7	$922.1	$47,702.0	$4,210.0
NA = Not applicable
[1] Personal auto insurance accounted for 94% of the total Personal Lines segment net premiums earned in 2023, 2022, and 2021; insurance for our special lines products (e.g., motorcycles, RVs, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] The total pretax loss, including goodwill impairment, for the Property segment was $463.2 million for 2022.
[3] Includes other underwriting business and run-off operations.
[4] Pretax profit (loss) for fees and other revenues is allocated to operating segments based on revenue.
[5] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit (loss) is net of investment expenses.

Underwriting Margins and Combined Ratios for our Underwriting Operations	Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2023		2022		2021
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	4.9%	95.1	4.1%	95.9	5.9%	94.1
Direct	7.3	92.7	3.8	96.2	3.4	96.6
Total Personal Lines	6.2	93.8	4.0	96.0	4.6	95.4
Commercial Lines	1.2	98.8	8.9	91.1	11.1	88.9
Property	1.1	98.9	(10.5)	110.5	(15.3)	115.3
Total underwriting operations	5.1	94.9	4.2	95.8	4.7	95.3